Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Jul. 07, 2020	Jul. 06, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000		50,000,000
Preferred stock, shares outstanding	1	1			1
Preferred stock, shares issued	1	1			1
Common stock par value	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	550,000,000	500,000,000	500,000,000
Common stock, shares outstanding	96,122,532	92,682,632
Common stock, shares issued	96,122,532	92,682,632